UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3023

                                   FORUM FUNDS
                               Two Portland Square
                               Portland, ME 04101
                                  207-879-1900

           Simon D. Collier, President and Principal Executive Officer
                               Two Portland Square
                               Portland, ME 04101
                                  207-553-7110

                   Date of fiscal year end: September 30, 2006

             Date of reporting period: April 1, 2006 - June 30, 2006

Item 1.  Schedule of Investments.
--------------------------------------------------------------------------------
STEEPLEVIEW FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (Unaudited)
--------------------------------------------------------------------------------


     Shares                          Security Description                                              Value

Common Stock - 98.8%

Basic Industries - 7.7%
           56,550 EI Du Pont de Nemours & Co.                                                            $2,352,480
           24,700 Temple-Inland, Inc.                                                                     1,058,889
                                                                                                    ---------------
                                                                                                          3,411,369
                                                                                                    ---------------

Capital Goods - 10.0%
           48,900 Foster Wheeler Ltd. +                                                                   2,112,480
           57,450 Honeywell International, Inc.                                                           2,315,235
                                                                                                    ---------------
                                                                                                          4,427,715
                                                                                                    ---------------

Consumer Cyclical - 3.2%
           32,400 American Standard Cos., Inc.                                                            1,401,948
                                                                                                    ---------------

Consumer Staples - 13.2%
           64,950 Comcast Corp., Class A  +                                                               2,126,463
          120,950 Time Warner, Inc.                                                                       2,092,435
           54,500 Walt Disney Co.                                                                         1,635,000
                                                                                                    ---------------
                                                                                                          5,853,898
                                                                                                    ---------------

Energy - 9.7%
           20,450 Chevron Corp.                                                                           1,269,127
           33,900 Cimarex Energy Co.                                                                      1,457,700
           66,950 Williams Cos., Inc.                                                                     1,563,952
                                                                                                    ---------------
                                                                                                          4,290,779
                                                                                                    ---------------

Financial - 38.1%
           47,950 ACE Ltd.                                                                                2,425,790
           37,900 American International Group, Inc.                                                      2,237,995
           44,596 Bank of America Corp.                                                                   2,145,068
           40,900 Citigroup, Inc.                                                                         1,973,016
           48,000 Fannie Mae                                                                              2,308,800
           45,850 JPMorgan Chase & Co.                                                                    1,925,700
           23,500 Legg Mason, Inc.                                                                        2,338,720
           33,300 Washington Mutual, Inc.                                                                 1,517,814
                                                                                                    ---------------
                                                                                                         16,872,903
                                                                                                    ---------------

Healthcare - 4.0%
           39,600 UnitedHealth Group, Inc.                                                                1,773,288
                                                                                                    ---------------

Technology - 9.7%
           75,500 Hewlett Packard Co.                                                                     2,391,840
           80,350 Microsoft Corp.                                                                         1,872,155
                                                                                                    ---------------
                                                                                                          4,263,995
                                                                                                    ---------------

Transportation - 3.2%
           33,900 YRC Worldwide, Inc. +                                                                   1,427,529
                                                                                                    ---------------

Total Common Stock (Cost $44,276,685)                                                                    43,723,424
                                                                                                    ---------------

    Principal
Short-Term Investment - 1.2%
Money Market Deposit Account - 1.2%
        $ 538,939 Citibank Money Market Deposit Account, 4.8%                                               538,939
                                                                                                    ---------------
                  (Cost $538,939)

Total Investments - 100.0%                                                                               44,262,363
(Cost $44,815,624)*
Other Assets and Liabilities, Net - 0.0%                                                                   (20,109)
                                                                                                    ---------------
Total Net Assets - 100.0%                                                                              $ 44,242,254
                                                                                                    ===============



--------------------------------------------------------------------------------

+ Non-income producing security.
* Cost for Federal income tax purposes is substantially the same as for financial statement purposes And net unrealized appreciation (depreciation) consists of:


                  Gross Unrealized Appreciation                      $ 1,048,543
                  Gross Unrealized Depreciation                      (1,601,804)
                                                                ----------------
                  Net Unrealized Appreciation (Depreciation)         $ (553,261)
                                                                ================

Item 2.  Controls and Procedures.
(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


FORUM FUNDS

By:      /s/ Simon D. Collier
         --------------------------
         Simon D. Collier, President and Principal Executive Officer

Date:    08/28/06
         --------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Simon D. Collier
         --------------------------
         Simon D. Collier, President and Principal Executive Officer

Date:    08/28/06
         --------------------------


By:      /s/ Trudance L. Bakke
         --------------------------
         Trudance L. Bakke, Principal Financial Officer

Date:    08/29/06
         --------------------------